Equity - Summary Of Treasury Stock (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 KRW (₩) shares	Dec. 31, 2021 USD ($) shares
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Beginning balance, Number of shares	728,060,549	728,060,549
Balance at beginning	₩ 28,805,103	$ 22,857,565	₩ 26,725,845
Acquisition, Book Value | ₩			₩ 3,819
Ending balance, Number of shares	728,060,549	728,060,549	728,060,549	728,060,549
Balance at end	₩ 31,627,342	$ 25,097,081	₩ 28,805,103	$ 22,857,565
Treasury shares [member]
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Beginning balance, Number of shares	343,991	343,991	2	2
Balance at beginning | ₩	₩ 3,819		₩ 0
Acquisition, Number of shares	0	0	343,989	343,989
Acquisition, Book Value | ₩	₩ 0		₩ 3,819
Ending balance, Number of shares	343,991	343,991	343,991	343,991
Balance at end | ₩	₩ 3,819		₩ 3,819